UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen Artisan Funds, Inc. 875 East Wisconsin Avenue, #800 Milwaukee, Wisconsin 53202	Kevin J. McCarthy Bell, Boyd & Lloyd LLC Three First National Plaza, #3100 Chicago, IL 60602
(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/05

Date of reporting period: 12/31/05

Item 1.	Schedule of Investments.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.2%
AUSTRIA - 0.5%
Wiener Staedtische Allgemeine Versicherung AG (1)	925,074	$54,483,060

BELGIUM - 1.4%
InBev NV	3,942,863	171,640,711

BRAZIL - 0.4%
Telesp Celular Participacoes S.A., Preferred (ADR) (2)	13,653,068	51,608,597

CANADA - 1.8%
Corus Entertainment, Inc., Class B	166,300	4,463,469
EnCana Corporation	4,690,700	212,089,287

		216,552,756

CHINA - 3.2%
China Construction Bank (2)	131,820,800	45,478,019
China Merchants Holdings International Company Limited	7,608,000	16,484,417
China Mobile (Hong Kong) Limited	69,325,300	327,687,250

		389,649,686

DENMARK - 0.1%
Vestas Wind Systems A/S (2)	922,100	15,143,978

FINLAND - 0.5%
Fortum Oyj	3,176,230	59,563,760

FRANCE - 7.2%
Accor S.A.	902,153	49,622,014
Axa	3,945,158	127,322,524
Carrefour S.A.	3,825,293	179,248,480
JC Decaux S.A. (2)	2,262,520	52,768,365
LVMH Moet Hennessy Louis Vuitton S.A.	1,464,800	130,149,953
PagesJaunes S.A.	4,006,790	104,312,607
PPR S.A.	1,271,271	143,206,233
Safran S.A.	2,741,201	65,555,214
Sanofi-Aventis	206,166	18,061,913

		870,247,303

GERMANY - 9.5%
Allianz AG	1,331,632	201,699,841
Commerzbank AG	5,582,774	171,977,775
Deutsche Post AG	5,117,993	124,092,241
E.ON AG	1,728,526	178,835,051
Heidelberger Druckmaschinen AG	978,844	37,454,139
ProSiebenSat.1 Media AG, Preferred	7,157,870	138,553,197
RWE AG	931,340	68,968,465
SAP AG	354,785	64,331,784
Siemens AG	1,847,512	158,358,296

		1,144,270,789

HONG KONG - 2.1%
Cheung Kong (Holdings) Limited	5,300,900	54,453,926
MTR Corporation Limited	26,925,800	53,131,717
Sun Hung Kai Properties Limited	14,394,400	140,627,421

		248,213,064

ITALY - 5.9%
Assicurazioni Generali S.p.A.	4,284,740	149,746,201
Eni S.p.A.	4,868,768	135,053,659
Saipem S.p.A.	13,102,626	214,999,060
UniCredito Italiano S.p.A.	30,214,870	208,189,442

		707,988,362

JAPAN - 21.9%
Aeon Co., Ltd.	278,100	7,074,236
Bridgestone Corp.	4,528,000	94,257,345
Chugai Pharmaceutical Co., Ltd.	4,245,800	91,083,003
Credit Saison Co., Ltd.	8,807,200	439,855,921
Honda Motor Co., Ltd.	2,618,400	149,419,867
Japan Tobacco, Inc.	6,708	97,831,517
Jupiter Telecommunications Co., Ltd. (2)	185,738	148,199,820
Keyence Corp.	391,950	111,501,442
Mitsubishi Corp.	8,489,700	187,884,148
Mitsubishi Estate Co., Ltd.	4,713,000	97,908,594
Mitsubishi Heavy Industries, Ltd.	2,990,700	13,186,620
Mitsubishi UFJ Financial Group, Inc.	1,719	23,321,321
Mitsui & Co., Ltd.	4,940,000	63,459,533
Mitsui Fudosan Co., Ltd.	3,723,000	75,605,927
Mizuho Financial Group, Inc.	40,594	322,177,335
NTT Data Corp.	2,649	13,184,915
Orix Corp.	1,222,300	311,443,719
Sega Sammy Holdings, Inc.	8,643,100	289,483,572
SMC Corp.	746,600	106,670,708
Sumco Corp. (2)	64,000	3,359,139

		2,646,908,682

LUXEMBOURG - 0.5%
RTL Group	772,286	62,173,034

MEXICO - 3.2%
Grupo Televisa S.A. (ADR)	2,889,200	232,580,600
Wal-Mart de Mexico S.A. de C.V., Series V	27,707,100	153,747,369

		386,327,969

NETHERLANDS - 6.4%
ASML Holding N.V. (2)	10,657,917	213,242,628
ASML Holding N.V., NY Shares (2)	2,000,800	40,176,064
Fortis	10,898,183	346,944,403
ING Groep N.V.	4,794,614	166,316,852

		766,679,947

NORWAY - 1.0%
Aker ASA, A Shares	22,800	668,869
Stolt Offshore S.A. (2)(3)	9,819,700	114,211,318

		114,880,187

PORTUGAL - 0.9%
Banco Comercial Portugues, S.A.	40,315,903	111,210,886

RUSSIA - 3.3%
AFK Sistema (GDR) (1)	3,059,462	71,897,357
LUKOIL (ADR)	5,441,812	321,066,908

		392,964,265

SINGAPORE - 3.1%
Keppel Corporation Limited	17,794,500	117,727,423
Singapore Airlines Limited	22,763,900	169,772,568
Singapore Telecommunications Limited	56,670,317	88,960,110

		376,460,101

SOUTH KOREA - 4.4%
Hana Financial Group Inc.	2,893,124	132,227,659
Kookmin Bank (1)	3,598,055	269,114,727
Kookmin Bank (ADR)	72,600	5,423,946
Shinhan Financial Group Co., Ltd. (1)	2,996,020	120,509,855

		527,276,187

SPAIN - 2.6%
Banco Bilbao Vizcaya Argentaria, S.A.	7,290,603	130,160,671
Industria de Diseno Textil, S.A.	2,646,813	86,329,624
Promotora de Informaciones, S.A.	6,015,897	102,559,967

		319,050,262

SWITZERLAND - 10.0%
Nestle S.A.	933,705	279,248,176
Nobel Biocare Holding AG	59,774	13,146,141
Novartis AG	2,558,895	134,463,453
Roche Holding AG	1,408,119	211,424,131
Swiss Re	1,939,750	142,006,735
Synthes, Inc.	99,613	11,188,980
UBS AG	4,410,924	419,928,155

		1,211,405,771

TAIWAN - 0.7%
Chunghwa Telecom Co., Ltd. (ADR)	4,311,700	79,119,695

UNITED KINGDOM - 8.6%
Barclays PLC	3,945,969	41,481,060
British Sky Broadcasting Group PLC	18,259,867	155,981,046
Cadbury Schweppes PLC	8,054,814	76,151,450
Carnival PLC	1,919,939	109,007,489
ITV PLC	70,536,556	136,528,004
Kingfisher PLC	56,463,834	230,479,101
Smith & Nephew PLC	2,568,962	23,668,576
Tesco PLC	24,248,366	138,299,617
William Morrison Supermarkets PLC	39,424,949	131,252,346

		1,042,848,689

Total common and preferred stocks (Cost $8,834,934,187)		11,966,667,741

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.0%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $119,831,905, collateralized by $122,176,637 market value Federal Home Loan Bank Note, 4.125%, due 10/19/07 (Cost $119,780,000)	$119,780,000	119,780,000

Total investments - 100.2% (Cost $8,954,714,187)		12,086,447,741
Other assets less liabilities - (0.2%)		(23,181,382)

Total net assets - 100.0% (4)		$12,063,266,359

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $516,004,999 or 4.3% of total net assets.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2005 (Unaudited)

	Value	Percentage
Consumer Discretionary	$2,420,075,307	20.1%
Consumer Staples	1,234,493,902	10.2
Energy	998,089,101	8.3
Financials	4,309,615,975	35.7
Healthcare	503,036,197	4.2
Industrials	1,128,921,002	9.4
Information Technology	445,795,972	3.7
Telecommunication Services	619,273,009	5.1
Utilities	307,367,276	2.5

Total common and preferred stocks	11,966,667,741	99.2
Short-term investments	119,780,000	1.0

Total investments	12,086,447,741	100.2
Other assets less liabilities	(23,181,382)	(0.2)

Total net assets	$12,063,266,359	100.0%

CURRENCY EXPOSURE - December 31, 2005 (Unaudited)

	Value	Percentage
British pound	$1,042,848,689	8.6%
Canadian dollar	216,552,756	1.8
Danish krone	15,143,978	0.1
Euro	4,227,132,050	35.0
Hong Kong dollar	637,862,750	5.3
Japanese yen	2,646,908,682	21.9
Mexican peso	153,747,369	1.3
Norwegian krone	114,880,187	1.0
Singapore dollar	376,460,101	3.1
South Korean won	521,852,241	4.3
Swiss franc	1,211,405,771	10.0
US dollar	921,653,167	7.6

Total investments	$12,086,447,741	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.3%
ARGENTINA - 0.4%
BBVA Banco Frances S.A. (ADR) (1)	500,900	$3,581,435

AUSTRIA - 1.6%
Flughafen Wien AG (2)	25,954	1,856,834
Wienerberger AG (2)	284,122	11,313,744

		13,170,578

BELGIUM - 0.7%
Umicore	51,474	6,069,630

BRAZIL - 2.8%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (2)	545,600	7,400,601
Natura Cosmeticos S.A. (2)	158,000	6,960,062
Telesp Celular Participacoes S.A., Preferred (ADR) (1)	1,292,543	4,885,813
Universo Online S.A., Preferred (1)	449,000	3,782,791

		23,029,267

CANADA - 1.5%
Aur Resources Inc.	1,244,100	12,607,422

CHINA - 4.4%
Beijing Capital International Airport Company Limited	23,790,600	10,892,500
China Oilfield Services Limited, Series H	9,497,100	3,827,673
China Paradise Electronics Retail Limited (1)	4,290,000	1,521,541
China Travel International Investment Hong Kong Limited	11,373,200	2,728,283
Parkson Retail Group Limited (1)	449,800	812,159
Shanghai Electric Group Company Limited (1)	35,254,300	12,049,021
Sinopec Zhenhai Refining and Chemical Company Limited, Series H	3,064,100	4,030,853

		35,862,030

EGYPT - 1.4%
Commercial International Bank (GDR)	1,127,759	11,130,981

FINLAND - 1.6%
Metso Oyj	479,300	13,119,287

FRANCE - 7.7%
Geodis S.A.	106,244	13,119,090
JC Decaux S.A. (1)	285,200	6,651,671
Kaufman & Broad S.A.	130,788	10,521,371
Nexity	528,997	26,930,019
NRJ Group	159,008	3,893,001
SCOR	884,000	1,904,753

		63,019,905

GERMANY - 1.0%
Grenkeleasing AG	125,064	7,151,455
Heidelberger Druckmaschinen AG	17,933	686,182

		7,837,637

HONG KONG - 6.5%
Aeon Stores (Hong Kong) Co. Limited	737,100	732,000
Emperor Entertainment Hotel Limited (1)	38,876,200	11,532,022
Hengan International Group Company Limited	6,183,900	7,018,413
Hong Kong Exchanges & Clearing Limited	2,326,000	9,644,606
Midland Holdings Limited	13,049,100	6,731,849
Panva Gas Holdings Limited (1)	33,871,800	18,020,052

		53,678,942

ITALY - 2.7%
Pirelli & C. Real Estate S.p.A.	66,510	3,637,843
Socotherm S.p.A.	541,657	6,027,916
Sorin S.p.A. (1)	1,883,480	3,795,208
Toro Assicurazioni S.p.A.	514,520	9,015,275

		22,476,242

JAPAN - 15.3%
Creed Corporation	5,548	32,271,404
Japan Petroleum Exploration Company, Ltd.	375,300	23,707,848
Japan Wind Development Company, Ltd.	989	2,138,424
Komeri Company, Ltd.	375,900	16,159,859
NTT Urban Development Corporation	2,172	14,383,618
Ozeki Company, Ltd.	466,200	12,214,847
Sammy NetWorks Company, Ltd.	966	12,368,339
SFGC Company, Ltd.	53,317	12,884,508
Tokyu Community Corporation	5,800	158,358

		126,287,205

MEXICO - 2.4%
Axtel, S.A. de C.V. (ADR) (1)(2)	472,100	8,483,637
Empresas ICA S.A. de C.V. (1)	4,803,950	11,661,411

		20,145,048

MOROCCO - 0.5%
Maroc Telecom	349,300	3,713,555

NETHERLANDS - 5.9%
Buhrmann NV	2,026,269	29,818,323
Eurocommercial Properties NV	96,415	3,312,509
SBM Offshore NV	103,372	8,352,578
VastNed Retail NV	106,178	6,756,597

		48,240,007

NORWAY - 7.9%
Fara ASA (1)	1,986,700	638,754
Fast Search & Transfer ASA (1)	2,015,300	7,405,129
Petroleum Geo-Services ASA (1)	788,150	24,289,215
Q-Free ASA (1)	1,986,700	6,269,792
SeaDrill, Ltd. (1)	684,130	5,498,948
Smedvig ASA, B Shares	458,400	10,595,232
Stolt Offshore S.A. (1)(3)	872,900	10,152,557

		64,849,627

OMAN - 0.3%
Bank Muscat SAOG (GDR) (1)(2)	93,165	2,259,251

PANAMA - 3.2%
Banco Latinoamericano de Exportaciones, S.A., E Shares	1,436,414	26,286,376

PORTUGAL - 0.6%
CIMPOR-Cimentos de Portugal, S.G.P.S., S.A.	931,019	5,125,385

RUSSIA - 0.9%
Uralsvyazinform (ADR) (2)	1,016,900	7,382,694

SINGAPORE - 2.6%
Fraser & Neave Limited	1,928,320	21,456,061

SOUTH AFRICA - 1.2%
Massmart Holdings Limited	1,209,089	9,869,529

SOUTH KOREA - 4.0%
FINETEC Corporation (2)(3)	971,391	9,462,087
Hyundai Engineering & Construction Company Limited (1)(2)	63,400	2,808,106
Kangwon Land, Inc. (2)	809,256	16,325,920
Korea Investment Holdings Company Limited (2)	53,100	2,218,845
Shinsegae Food System Company Limited (2)	47,284	2,165,493

		32,980,451

SPAIN - 1.5%
Corporacion Dermoestetica (1)	134,300	1,418,260
Fadesa Inmobiliaria, S.A.	342,678	11,294,589

		12,712,849

SWEDEN - 4.1%
Elekta AB, B Shares	1,484,472	22,048,926
JM AB	257,900	11,426,874

		33,475,800

SWITZERLAND - 9.7%
Bank Sarasin & Cie AG, B Shares	7,184	14,761,082
Bobst Group AG	235,255	9,282,730
Logitech International S.A. (1)	130,432	6,129,277
Schindler Holding AG, Participation Certificates	33,907	13,443,588
Straumann AG	43,483	10,076,157
Sulzer AG	39,908	21,137,680
Ypsomed Holding AG	31,507	4,891,312

		79,721,826

THAILAND - 0.6%
Bangkok Bank Public Company Limited	1,777,300	4,982,072

UNITED KINGDOM - 4.3%
IMI PLC	465,500	4,028,493
Investec PLC	269,027	11,826,105
NETeller PLC (1)	572,138	7,235,076
Sibir Energy PLC (1)	2,002,354	12,677,793

		35,767,467

Total common and preferred stocks (Cost $556,095,002)		800,838,559

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.9%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $24,222,492, collateralized by $24,699,063 market value Federal Home Loan Bank Note, 4.875%, due 5/15/07 (Cost $24,212,000)	$24,212,000	24,212,000

Total investments - 100.2% (Cost $580,307,002)		825,050,559
Other assets less liabilities - (0.2%)		(1,826,635)

Total net assets - 100.0% (4)		$823,223,924

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $78,637,274 or 9.6% of total net assets.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt
(GDR)	Global Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2005 (Unaudited)

	Value	Percentage
Consumer Discretionary	$123,632,964	15.0%
Consumer Staples	38,228,344	4.6
Energy	109,160,613	13.3
Financials	196,430,944	23.9
Healthcare	42,229,863	5.1
Industrials	176,673,050	21.5
Information Technology	46,056,169	5.6
Materials	23,802,437	2.9
Telecommunication Services	24,465,699	3.0
Utilities	20,158,476	2.4

Total common and preferred stocks	800,838,559	97.3
Short-term investments	24,212,000	2.9

Total investments	825,050,559	100.2
Other assets less liabilities	(1,826,635)	(0.2)

Total net assets	$823,223,924	100.0%

CURRENCY EXPOSURE - December 31, 2005 (Unaudited)

	Value	Percentage
Brazilian real	$18,143,454	2.2%
British pound	35,767,467	4.3
Canadian dollar	12,607,422	1.5
Euro	195,485,075	23.7
Hong Kong dollar	89,540,972	10.8
Japanese yen	126,287,205	15.3
Mexican peso	11,661,411	1.4
Norwegian krone	64,849,627	7.9
Singapore dollar	21,456,061	2.6
South African rand	9,869,529	1.2
South Korean won	32,980,451	4.0
Swedish krona	33,475,800	4.1
Swiss franc	79,721,826	9.7
Thai baht	4,982,072	0.6
US dollar	88,222,187	10.7

Total investments	$825,050,559	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 91.4%
BRAZIL - 1.5%
Tim Participacoes S.A. (1)	3,841,300,000	$10,024,211

FRANCE - 7.5%
Euronext N.V.	391,880	20,413,655
Renault S.A.	212,152	17,305,388
Vivendi Universal S.A.	395,775	12,398,044

		50,117,087

GERMANY - 8.5%
Heidelberger Druckmaschinen AG	732,389	28,023,873
Pfeiffer Vacuum Technology AG (2)	522,992	28,587,087

		56,610,960

HONG KONG - 2.3%
Guoco Group, Ltd.	1,382,600	15,290,599

ITALY - 2.7%
Cementir S.p.A.	3,091,735	17,825,684

JAPAN - 11.4%
Meitec Corporation	791,900	25,650,214
Olympus Corporation	310,000	8,148,556
Sekisui House, Ltd.	1,546,700	19,462,439
Uni-Charm Corporation	510,200	22,928,393

		76,189,602

MEXICO - 1.4%
Gruma S.A., Class B	2,624,500	8,515,895
Grupo Modelo, S.A. de C.V., Series C	248,900	901,260

		9,417,155

NETHERLANDS - 3.5%
Hunter Douglas N.V.	105,104	5,721,412
Wolters Kluwer N.V.	888,956	17,975,589

		23,697,001

SINGAPORE - 0.5%
People’s Food Holdings Limited	4,717,900	3,036,209

SOUTH KOREA - 2.1%
Lotte Chilsung Beverage Co., Ltd. (1)	6,777	6,567,124
Lotte Confectionary Co., Ltd. (1)	6,352	7,469,019

		14,036,143

SWITZERLAND - 10.2%
Clariant AG	1,381,351	20,341,039
Givaudan S.A.	37,775	25,599,207
Pargesa Holding S.A.	120,813	10,315,603
Tamedia AG	52,047	4,931,206
Zehnder Group AG	5,912	6,973,555

		68,160,610

UNITED KINGDOM - 33.3%
Admiral Group PLC	278,924	2,183,495
Benfield Group PLC	3,359,383	20,807,360
Brit Insurance Holdings PLC	8,574,149	13,129,132
Carpetright PLC	992,174	18,862,753
Countrywide PLC	4,644,210	33,539,572
Diageo PLC	2,163,716	31,363,544
GUS PLC	571,175	10,141,539
MFI Furniture Group PLC	15,658,032	21,551,730
Signet Group PLC	10,513,018	19,444,234
SurfControl PLC (3)	719,321	6,491,173
Unilever PLC (ADR)	500,225	20,069,027
Vitec Group PLC	772,901	4,986,664
Vodafone Group PLC (ADR)	923,850	19,835,060

		222,405,283

UNITED STATES - 6.5%
Amdocs Limited (3)	343,700	9,451,750
Arch Capital Group Ltd. (3)	299,310	16,387,222
Willis Group Holdings Limited	477,000	17,620,380

		43,459,352

Total common stocks (Cost $533,232,264)		610,269,896

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $46,591,181, collateralized by $47,507,059 market value Federal National Mortgage Association Note, 3.125%, due 12/15/07 (Cost $46,571,000)	$46,571,000	46,571,000

Total investments - 98.4% (Cost $579,803,264)		656,840,896
Other assets less liabilities - 1.6%		10,661,673

Total net assets - 100.0% (4)		$667,502,569

(1)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value were $24,060,354 or 3.6% of total net assets.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	Non-income producing security.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt

PORTFOLIO DIVERSIFICATION - December 31, 2005 (Unaudited)

	Value	Percentage
Consumer Discretionary	$152,780,998	22.9%
Consumer Staples	100,850,471	15.1
Financials	149,687,018	22.4
Healthcare	8,148,556	1.2
Industrials	89,234,729	13.4
Information Technology	15,942,923	2.4
Materials	63,765,930	9.5
Telecommunication Services	29,859,271	4.5

Total common stocks	610,269,896	91.4
Short-term investments	46,571,000	7.0

Total investments	656,840,896	98.4
Other assets less liabilities	10,661,673	1.6

Total net assets	$667,502,569	100.0%

CURRENCY EXPOSURE - December 31, 2005 (Unaudited)

	Value	Percentage
Brazilian real	$10,024,211	1.5%
British pound	182,501,196	27.8
Euro	148,250,732	22.6
Hong Kong dollar	15,290,599	2.3
Japanese yen	76,189,602	11.6
Mexican peso	9,417,155	1.4
Singapore dollar	3,036,209	0.5
South Korean won	14,036,143	2.1
Swiss franc	68,160,610	10.4
US dollar	129,934,439	19.8

Total investments	$656,840,896	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.9%
AUTO & TRANSPORTATION - 2.0%
Air Transport - 1.5%
Expeditors International of Washington, Inc.	1,069,600	$72,208,696
Southwest Airlines Co.	887,800	14,586,554

		86,795,250

Auto Parts: Original Equipment - 0.5%
BorgWarner Inc.	501,700	30,418,071

CONSUMER DISCRETIONARY - 17.9%
Advertising Agencies - 0.6%
Clear Channel Outdoor Holdings, Inc. (1)	1,633,500	32,751,675

Consumer Electronics - 4.1%
Electronic Arts Inc. (1)	1,586,300	82,979,353
VeriSign, Inc. (1)	2,690,100	58,966,992
Yahoo! Inc. (1)	2,581,600	101,147,088

		243,093,433

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.	721,351	32,504,076

Restaurants - 1.3%
P.F. Chang’s China Bistro, Inc. (1)	645,500	32,036,165
YUM! Brands, Inc.	920,600	43,157,728

		75,193,893

Retail - 5.0%
Chico’s FAS, Inc. (1)	1,404,168	61,685,100
Dick’s Sporting Goods, Inc. (1)	675,800	22,463,592
Kohl’s Corporation (1)	2,120,300	103,046,580
Michaels Stores, Inc.	1,200,400	42,458,148
Office Depot, Inc. (1)	1,239,500	38,920,300
The TJX Companies, Inc.	1,312,300	30,484,729

		299,058,449

Services: Commercial - 5.4%
Getty Images, Inc. (1)	813,400	72,612,218
Hewitt Associates, Inc., Class A (1)	2,275,000	63,722,750
Iron Mountain Incorporated (1)	1,885,800	79,618,476
Resources Connection, Inc. (1)	551,300	14,366,878
Robert Half International Inc.	2,484,805	94,149,262

		324,469,584

Textiles Apparel Manufacturers - 0.4%
Polo Ralph Lauren Corporation, Class A	378,900	21,271,446

Toys - 0.6%
Marvel Entertainment, Inc. (1)(2)	2,280,400	37,352,952

CONSUMER STAPLES - 2.2%
Beverage: Brewers (Wineries) - 2.2%
Constellation Brands, Inc., Class A (1)	4,912,300	128,849,629

FINANCIAL SERVICES - 12.3%
Banks: Outside New York City - 1.9%
Investors Financial Services Corp.	778,500	28,672,155
Northern Trust Corporation	1,637,400	84,850,068

		113,522,223

Diversified Financial Services - 0.5%
CB Richard Ellis Group, Inc. (1)	551,100	32,432,235

Finance: Small Loan - 0.9%
The First Marblehead Corporation	1,634,300	53,703,098

Financial Data Processing Services & Systems - 1.9%
CheckFree Corporation (1)	1,976,200	90,707,580
Paychex, Inc.	524,800	20,005,376

		110,712,956

Financial Information Services - 1.0%
Equifax Inc.	1,565,700	59,527,914

Financial Miscellaneous - 3.4%
CapitalSource Inc.	2,188,200	49,015,680
MGIC Investment Corporation	1,402,900	92,338,878
Willis Group Holdings Limited	1,589,500	58,716,130

		200,070,688

Insurance: Multi-Line - 1.3%
Aon Corporation	2,075,400	74,610,630

Rental & Leasing Services: Commercial - 0.4%
GATX Corporation	612,300	22,091,784

Savings & Loan - 0.5%
Golden West Financial Corporation	478,000	31,548,000

Securities Brokerage & Services - 0.5%
The Bear Stearns Companies Inc.	270,700	31,273,971

HEALTHCARE - 18.3%
Biotechnology Research & Production - 3.4%
Celgene Corporation (1)	200,300	12,979,440
Genzyme Corporation (1)	1,147,200	81,198,816
Invitrogen Corporation (1)	392,000	26,122,880
Millipore Corporation (1)	489,900	32,352,996
Neurocrine Biosciences, Inc. (1)	486,900	30,543,237
Protein Design Labs, Inc. (1)	531,300	15,099,546
Threshold Pharmaceuticals, Inc. (1)	108,900	1,573,605

		199,870,520

Drugs & Pharmaceuticals - 4.9%
Allergan, Inc.	954,900	103,091,004
AmerisourceBergen Corporation	1,681,000	69,593,400
Forest Laboratories, Inc. (1)	970,100	39,463,668
MedImmune, Inc. (1)	724,800	25,382,496
Sepracor Inc. (1)	276,900	14,288,040
Shire PLC (ADR) (3)	987,300	38,297,367

		290,115,975

Electronics: Medical Systems - 2.5%
Varian Medical Systems, Inc. (1)	2,920,800	147,033,072

Health Care Facilities - 0.5%
Laboratory Corporation of America Holdings (1)	576,400	31,039,140

Health Care Management Services - 1.9%
Caremark Rx, Inc. (1)	861,600	44,622,264
Cerner Corporation (1)	782,200	71,109,802

		115,732,066

Medical & Dental Instruments & Supplies - 3.5%
Fisher Scientific International Inc. (1)	1,751,900	108,372,534
Gen-Probe Incorporated (1)	803,400	39,197,886
St. Jude Medical, Inc. (1)	1,196,200	60,049,240

		207,619,660

Medical Services - 1.6%
Coventry Health Care, Inc. (1)	1,710,150	97,410,144

MATERIALS & PROCESSING - 6.6%
Chemicals - 2.5%
Air Products and Chemicals, Inc.	652,500	38,621,475
Ecolab Inc.	3,070,200	111,356,154

		149,977,629

Diversified Materials & Processing - 1.1%
American Standard Companies Inc.	1,678,800	67,068,060

Engineering & Contracting Services - 0.4%
Quanta Services, Inc. (1)	1,953,000	25,721,010

Metal Fabricating - 1.6%
Precision Castparts Corp.	1,877,600	97,278,456

Real Estate - 1.0%
The St. Joe Company	872,100	58,622,562

OTHER - 2.6%
Multi-Sector Companies - 2.6%
Brunswick Corporation	775,500	31,531,830
ITT Industries, Inc.	462,400	47,543,968
McDermott International, Inc. (1)	1,707,500	76,171,575

		155,247,373

OTHER ENERGY - 6.5%
Coal - 2.1%
CONSOL Energy Inc.	801,300	52,228,734
Peabody Energy Corporation	880,600	72,579,052

		124,807,786

Machinery: Oil Well Equipment & Services - 4.4%
Cooper Cameron Corporation (1)	1,977,000	81,847,800
Smith International, Inc.	4,912,200	182,291,742

		264,139,542

PRODUCER DURABLES - 3.8%
Diversified Production - 1.4%
Danaher Corporation	1,317,000	73,462,260
Pentair, Inc.	339,600	11,722,992

		85,185,252

Identification Control & Filter Devices - 1.4%
Agilent Technologies, Inc. (1)	1,270,600	42,298,274
Roper Industries, Inc.	962,200	38,016,522

		80,314,796

Machinery: Industrial/Specialty - 0.8%
Joy Global Inc.	1,203,013	48,120,520

Telecommunications Equipment - 0.2%
Andrew Corporation (1)	1,237,300	13,276,229

TECHNOLOGY - 22.5%
Communications Technology - 4.6%
Comverse Technology, Inc. (1)	3,378,900	89,844,951
Corning Incorporated (1)	3,063,900	60,236,274
Juniper Networks, Inc. (1)	4,371,300	97,479,990
TIBCO Software Inc. (1)	3,865,000	28,871,550

		276,432,765

Computer Services Software & Systems - 4.1%
Adobe Systems Incorporated	2,359,856	87,220,278
Autodesk, Inc.	628,200	26,981,190
Cadence Design Systems, Inc. (1)	1,681,700	28,454,364
Cognizant Technology Solutions Corporation (1)	736,600	37,087,810
F5 Networks, Inc. (1)	536,800	30,699,592
Intuit Inc. (1)	183,800	9,796,540
NAVTEQ Corporation (1)	482,800	21,180,436

		241,420,210

Computer Technology - 3.2%
Network Appliance, Inc. (1)	2,892,800	78,105,600
UNOVA, Inc. (1)	2,610,800	88,245,040
Zebra Technologies Corporation (1)	546,500	23,417,525

		189,768,165

Electronics - 1.0%
Avid Technology, Inc. (1)	784,500	42,959,220
FLIR Systems, Inc. (1)	741,100	16,548,763

		59,507,983

Electronics: Semi-Conductors/Components - 8.3%
Advanced Micro Devices, Inc. (1)	1,658,700	50,756,220
Broadcom Corporation, Class A (1)	1,481,200	69,838,580
Freescale Semiconductor, Inc., Class A (1)	1,679,300	42,301,567
Intersil Corporation	1,234,000	30,701,920
Jabil Circuit, Inc. (1)	2,479,400	91,960,946
Marvell Technology Group Ltd. (1)	927,800	52,040,302
Maxim Integrated Products, Inc.	2,292,400	83,076,576
Microchip Technology Incorporated	2,287,100	73,530,265

		494,206,376

Electronics: Technology - 1.3%
Rockwell Automation, Inc.	1,062,100	62,833,836
Trimble Navigation Limited (1)	361,000	12,811,890

		75,645,726

UTILITIES - 2.2%
Utilities: Gas Distributors - 1.1%
Kinder Morgan, Inc.	738,600	67,914,270

Utilities: Telecommunications - 1.1%
NII Holdings, Inc. (1)	1,486,700	64,939,056

Total common stocks (Cost $4,527,395,452)		5,769,666,300

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.4%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $202,736,815, collateralized by $40,806,401 market value Federal Home Loan Bank Note, 3.625%, due 1/15/08, and $165,896,996 market value Federal National Mortgage Association Note, 5.75%, due 2/15/08 (Cost $202,649,000)	$202,649,000	202,649,000

Total investments - 100.3% (Cost $4,730,044,452)		5,972,315,300
Other assets less liabilities - (0.3%)		(16,786,643)

Total net assets - 100% (4)		$5,955,528,657

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(3)	The Fund considers the issuer to be from the United Kingdom. The security trades on a U.S. exchange. Please see the Fund’s Statement of Additional Information for information on how a particular country is assigned.
(4)	Percentages for the various classifications relate to total net assets.
(ADR)	American Depository Receipt

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.1%
AUTO & TRANSPORTATION - 2.7%
Auto Parts: Original Equipment - 1.0%
Lear Corporation	961,300	$27,358,598

Truckers - 1.7%
Yellow Roadway Corporation (1)	1,055,000	47,063,550

CONSUMER DISCRETIONARY - 33.1%
Hotel/Motel - 2.3%
Fairmont Hotels & Resorts, Inc. (2)	630,100	26,722,541
Hilton Hotels Corporation	1,488,900	35,897,379

		62,619,920

Household Furnishings - 7.1%
Furniture Brands International, Inc. (3)	3,008,200	67,173,106
Leggett & Platt, Incorporated	2,766,500	63,518,840
Mohawk Industries, Inc. (1)	707,000	61,494,860

		192,186,806

Rental & Leasing Services: Consumer - 2.0%
Rent-A-Center, Inc. (1)(3)	2,891,900	54,541,234

Retail - 8.9%
AutoZone, Inc. (1)	549,200	50,389,100
BJ’s Wholesale Club, Inc. (1)	389,400	11,510,664
Claire’s Stores, Inc.	1,973,300	57,659,826
Foot Locker, Inc.	2,910,900	68,668,131
Zale Corporation (1)(3)	2,192,600	55,143,890

		243,371,611

Services: Commercial - 5.2%
Convergys Corporation (1)	2,494,400	39,536,240
Hewitt Associates, Inc., Class A (1)	1,965,600	55,056,456
Manpower Inc.	1,012,000	47,058,000

		141,650,696

Shoes - 2.1%
Reebok International Ltd.	965,000	56,191,950

Textiles Apparel Manufacturers - 2.1%
Liz Claiborne Inc.	1,597,400	57,218,868

Toys - 3.4%
Hasbro, Inc.	2,263,700	45,681,466
Marvel Entertainment, Inc. (1)(3)	2,796,300	45,803,394

		91,484,860

FINANCIAL SERVICES - 27.4%
Finance: Small Loan - 4.0%
The Student Loan Corporation	524,200	109,678,366

Financial Data Processing Services & Systems - 1.3%
Deluxe Corporation	1,224,300	36,900,402

Financial Miscellaneous - 2.3%
H&R Block, Inc.	778,700	19,117,085
MBIA Inc.	708,400	42,617,344

		61,734,429

Insurance: Multi-Line - 6.9%
Alleghany Corporation (1)	288,326	81,884,584
CNA Financial Corporation (1)	393,600	12,882,528
Old Republic International Corporation	1,846,150	48,479,899
Torchmark Corporation	803,500	44,674,600

		187,921,611

Insurance: Property-Casualty - 3.4%
Arch Capital Group Ltd. (1)	543,573	29,760,622
White Mountains Insurance Group, Ltd.	114,400	63,898,120

		93,658,742

Real Estate Investment Trusts (REIT) - 2.0%
Annaly Mortgage Management, Inc.	4,867,500	53,250,450

Rental & Leasing Services: Commercial - 2.6%
Ryder System, Inc.	1,698,500	69,672,470

Savings & Loan - 1.4%
Washington Federal, Inc.	1,679,816	38,618,970

Securities Brokerage & Services - 3.5%
Nuveen Investments, Inc., Class A	2,231,300	95,098,006

MATERIALS & PROCESSING - 6.3%
Chemicals - 3.6%
Albemarle Corporation	747,600	28,670,460
The Lubrizol Corporation	1,591,700	69,127,531

		97,797,991

Paints & Coatings - 2.7%
The Sherwin-Williams Company	1,598,600	72,608,412

OTHER ENERGY - 14.4%
Oil: Crude Producers - 14.4%
Apache Corporation	914,446	62,657,840
Cimarex Energy Co. (1)	1,244,200	53,513,042
Noble Energy, Inc.	1,523,000	61,376,900
Pioneer Natural Resources Company	2,188,704	112,214,854
Pogo Producing Company	986,400	49,132,584
XTO Energy Inc.	1,205,842	52,984,697

		391,879,917

PRODUCER DURABLES - 3.0%
Diversified Production - 1.0%
Dover Corporation	676,100	27,375,289
Office Furniture & Business Equipment - 2.0%
Lexmark International, Inc., Class A (1)	1,222,500	54,804,675

TECHNOLOGY - 9.3%
Computer Services Software & Systems - 5.3%
BEA Systems, Inc. (1)	7,085,200	66,600,880
BMC Software, Inc. (1)	1,783,500	36,543,915
Siebel Systems, Inc.	3,814,000	40,352,120

		143,496,915

Computer Technology - 1.9%
Ingram Micro Inc., Class A (1)	2,538,300	50,588,319
Electronics: Semi-Conductors/Components - 2.1%
Avnet, Inc. (1)	2,396,100	57,362,634

UTILITIES - 0.9%
Utilities: Electrical - 0.9%
Westar Energy, Inc.	1,126,000	24,209,000

Total common stocks (Cost $2,462,055,304)		2,640,344,691

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.1%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $82,613,784, collateralized by $84,231,234 market value Federal National Mortgage Association Note, 3.25%, due 8/15/08 (Cost $82,578,000)	$82,578,000	82,578,000

Total investments - 100.2% (Cost $2,544,633,304)		2,722,922,691
Other assets less liabilities - (0.2%)		(4,160,786)

Total net assets - 100% (4)		$2,718,761,905

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from Canada. The security trades on a U.S. exchange. Please see the Fund’s Statement of Additional Information for information on how a particular country is assigned.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(4)	Percentages for the various classifications relate to total net assets.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.3%
AUTO & TRANSPORTATION - 4.0%
Air Transport - 1.4%
Aviall, Inc. (1)	575,200	$16,565,760

Auto Parts: After Market - 1.1%
Keystone Automotive Industries, Inc. (1)	417,300	13,136,604

Transportation Miscellaneous - 1.5%
Pacer International, Inc.	675,400	17,600,924

CONSUMER DISCRETIONARY - 21.9%
Education Services - 3.1%
Bright Horizons Family Solutions, Inc. (1)	47,100	1,745,055
Strayer Education, Inc.	204,100	19,124,170
Universal Technical Institute, Inc. (1)	509,100	15,751,554

		36,620,779

Radio & TV Broadcasters - 0.8%
Spanish Broadcasting System, Inc., Class A (1)	1,854,500	9,476,495

Restaurants - 2.7%
California Pizza Kitchen, Inc. (1)	447,700	14,312,969
RARE Hospitality International, Inc. (1)	556,750	16,919,633

		31,232,602

Retail - 5.1%
Central Garden & Pet Company (1)	417,900	19,198,326
The Children’s Place Retail Stores, Inc. (1)	210,700	10,412,794
Coldwater Creek Inc. (1)	254,425	7,767,595
Hibbett Sporting Goods, Inc. (1)	452,550	12,888,624
Rush Enterprises, Inc., Class A (1)	602,300	8,962,224

		59,229,563

Services: Commercial - 6.9%
The Advisory Board Company (1)	298,600	14,234,262
CRA International, Inc. (1)	405,300	19,328,757
Hudson Highland Group, Inc. (1)	610,700	10,601,752
Jackson Hewitt Tax Service Inc.	629,200	17,435,132
Waste Connections, Inc. (1)	563,650	19,423,379

		81,023,282

Textiles Apparel Manufacturers - 0.9%
Maidenform Brands, Inc. (1)	803,500	10,172,310

Wholesalers - 2.4%
LKQ Corporation (1)	522,500	18,088,950
Prestige Brands Holdings, Inc. (1)	767,300	9,591,250

		27,680,200

FINANCIAL SERVICES - 15.1%
Banks: Outside New York City - 1.9%
Alabama National BanCorporation	168,100	10,886,156
Main Street Banks, Inc.	395,000	10,755,850

		21,642,006

Diversified Financial Services - 1.0%
Euronet Worldwide, Inc. (1)	437,800	12,170,840

Finance: Small Loan - 1.5%
The First Marblehead Corporation	524,300	17,228,498

Financial Data Processing Services & Systems - 1.5%
TNS, Inc. (1)	905,300	17,363,654

Insurance: Multi-Line - 4.2%
HealthExtras, Inc. (1)	513,500	12,888,850
Max Re Capital Ltd.	689,400	17,903,718
Platinum Underwriters Holdings, Ltd.	607,600	18,878,132

		49,670,700

Insurance: Property-Casualty - 1.3%
Ohio Casualty Corporation	539,800	15,287,136

Investment Management Companies - 0.9%
National Financial Partners Corp.	204,000	10,720,200

Savings & Loan - 1.9%
Bank Mutual Corporation	905,300	9,596,180
BankAtlantic Bancorp, Inc., Class A	871,300	12,198,200

		21,794,380

Securities Brokerage & Services - 0.9%
optionsXpress Holdings, Inc.	405,700	9,959,935

HEALTHCARE - 11.5%
Biotechnology Research & Production - 2.3%
Martek Biosciences Corporation (1)	497,200	12,236,092
PRA International (1)	530,700	14,939,205

		27,175,297

Drugs & Pharmaceuticals - 1.0%
Salix Pharmaceuticals, Ltd. (1)	681,600	11,982,528

Electronics: Medical Systems - 1.4%
IntraLase Corp. (1)	945,400	16,856,482

Health Care Management Services - 1.3%
Sierra Health Services, Inc. (1)	191,700	15,328,332

Medical & Dental Instruments & Supplies - 4.6%
American Medical Systems Holdings, Inc. (1)	845,100	15,068,133
PSS World Medical, Inc. (1)	1,033,300	15,334,172
Symmetry Medical Inc. (1)	699,500	13,563,305
Wright Medical Group, Inc. (1)	475,600	9,702,240

		53,667,850

Medical Services - 0.9%
VCA Antech, Inc. (1)	378,400	10,670,880

MATERIALS & PROCESSING - 4.1%
Building Materials - 1.2%
Hughes Supply, Inc.	377,800	13,544,130

Building: Heating & Plumbing - 1.4%
Interline Brands, Inc. (1)	715,600	16,279,900

Building: Roofing & Wallboard - 0.3%
Beacon Roofing Supply, Inc. (1)	115,500	3,318,315

Chemicals - 1.2%
NuCO2 Inc. (1)	513,100	14,305,228

OTHER ENERGY - 7.0%
Coal - 1.4%
James River Coal Company (1)	438,500	16,750,700

Energy Equipment - 0.3%
Global Power Equipment Group Inc. (1)	694,200	3,137,784

Machinery: Oil Well Equipment & Services - 3.0%
Hornbeck Offshore Services, Inc. (1)	524,300	17,144,610
W-H Energy Services, Inc. (1)	556,000	18,392,480

		35,537,090

Oil: Crude Producers - 2.3%
Brigham Exploration Company (1)	1,032,800	12,249,008
Unit Corporation (1)	272,300	14,984,669

		27,233,677

PRODUCER DURABLES - 8.7%
Aerospace - 0.9%
MTC Technologies, Inc. (1)	377,000	10,322,260

Homebuilding - 1.5%
WCI Communities, Inc. (1)	661,600	17,763,960

Identification Control & Filter Devices - 0.8%
ESCO Technologies Inc. (1)	221,000	9,832,290

Machinery: Industrial/Specialty - 1.8%
Actuant Corporation	229,600	12,811,680
Gardner Denver, Inc. (1)	174,500	8,602,850

		21,414,530

Machinery: Specialty - 1.1%
Applied Films Corporation (1)	621,500	12,908,555

Production Technology Equipment - 2.6%
Axcelis Technologies, Inc. (1)	3,325,500	15,862,635
Varian Semiconductor Equipment Associates, Inc. (1)	331,600	14,567,188

		30,429,823

TECHNOLOGY - 23.0%
Communications Technology - 3.2%
Avocent Corporation (1)	646,200	17,570,178
Tekelec (1)	1,472,800	20,471,920

		38,042,098

Computer Services Software & Systems - 12.5%
Anteon International Corporation (1)	229,900	12,495,065
Epicor Software Corporation (1)	1,067,200	15,079,536
F5 Networks, Inc. (1)	202,100	11,558,099
Jupitermedia Corporation (1)	819,100	12,106,298
Macrovision Corporation (1)	1,101,100	18,421,403
Open Solutions Inc. (1)	735,600	16,859,952
Openwave Systems Inc. (1)	737,300	12,880,631
Progress Software Corporation (1)	485,800	13,787,004
Radware Ltd. (1)(2)	601,500	10,923,240
Serena Software Inc. (1)	564,200	13,224,848
Witness Systems, Inc. (1)	473,800	9,319,646

		146,655,722

Computer Technology - 1.1%
Stratasys Inc. (1)(3)	527,400	13,190,274

Electronics - 2.9%
Aeroflex Incorporated (1)	1,681,000	18,070,750
Semtech Corporation (1)	885,200	16,163,752

		34,234,502

Electronics: Semi-Conductors/Components - 3.3%
DSP Group, Inc. (1)	661,000	16,564,660
SiRF Technology Holdings, Inc. (1)	272,300	8,114,540
Skyworks Solutions Inc. (1)	2,694,200	13,713,478

		38,392,678

Total common stocks (Cost $1,026,520,975)		1,117,550,753

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $54,114,439, collateralized by $54,719,147 market value Federal Home Loan Bank Note, 3.625%, due 1/15/08, and $458,851 market value Federal Home Loan Bank Note, 3.875%, due 9/14/07 (Cost $54,091,000)	$54,091,000	54,091,000

Total investments - 99.9% (Cost $1,080,611,975)		1,171,641,753
Other assets less liabilities - 0.1%		1,478,671

Total net assets - 100% (4)		$1,173,120,424

(1)	Non-income producing security.
(2)	The Fund considers the issuer to be from Israel. The security trades on a U.S. exchange. Please see the Fund’s Statement of Additional Information for information on how a particular country is assigned.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(4)	Percentages for the various classifications relate to total net assets.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2005 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.1%
AUTO & TRANSPORTATION - 3.5%
Auto Parts: After Market - 1.9%
Superior Industries International, Inc. (1)	1,496,700	$33,316,542

Recreational Vehicles & Boats - 0.6%
Arctic Cat Inc.	496,800	9,965,808

Shipping - 0.2%
Kirby Corporation (2)	65,800	3,432,786

Truckers - 0.8%
Arkansas Best Corporation	326,800	14,274,624

CONSUMER DISCRETIONARY - 32.7%
Advertising Agencies - 1.8%
ADVO, Inc.	1,127,800	31,781,404

Commercial Information Services - 0.7%
ProQuest Company (2)	445,200	12,425,532

Consumer Electronics - 0.7%
EarthLink, Inc. (2)	559,300	6,213,823
United Online, Inc.	376,700	5,356,674

		11,570,497

Entertainment - 0.7%
Movie Gallery, Inc. (1)	2,083,000	11,685,630

Household Furnishings - 5.4%
Ethan Allen Interiors Inc.	989,400	36,142,782
Furniture Brands International, Inc. (1)	1,993,000	44,503,690
La-Z-Boy Incorporated	901,600	12,225,696

		92,872,168

Radio & TV Broadcasters - 0.9%
World Wrestling Entertainment, Inc., Class A	1,065,300	15,638,604

Rental & Leasing Services: Consumer - 1.2%
Rent-A-Center, Inc. (1)(2)	1,092,200	20,598,892

Restaurants - 0.4%
Ruby Tuesday, Inc.	277,100	7,174,119

Retail - 7.1%
1-800 CONTACTS, INC. (2)	639,200	7,485,032
Brown Shoe Company, Inc.	394,200	16,725,906
Global Imaging Systems, Inc. (2)	127,300	4,408,399
Linens ‘n Things, Inc. (2)	841,900	22,394,540
Payless ShoeSource, Inc. (2)	241,200	6,054,120
The Pep Boys – Manny, Moe & Jack	766,600	11,414,674
PETCO Animal Supplies, Inc. (2)	599,400	13,156,830
Zale Corporation (1)(2)	1,658,700	41,716,305

		123,355,806

Services: Commercial - 9.5%
AMN Healthcare Services, Inc. (1)(2)	1,742,700	34,470,606
CDI Corp.	422,100	11,565,540
Cross Country Healthcare, Inc. (2)	922,400	16,400,272
DiamondCluster International, Inc. (1)(2)	1,771,800	14,068,092
Korn/Ferry International (2)	716,500	13,391,385
Medical Staffing Network Holdings, Inc. (1)(2)	1,539,500	8,267,115
Tetra Tech, Inc. (2)	1,250,700	19,598,469
Watson Wyatt & Company Holdings, Class A	1,646,000	45,923,400

		163,684,879

Textiles Apparel Manufacturers - 2.6%
Kellwood Company (1)	1,907,350	45,547,518

Toys - 0.6%
Marvel Entertainment, Inc. (1)(2)	577,500	9,459,450

Wholesalers - 1.1%
United Stationers Inc. (2)	375,500	18,211,750

CONSUMER STAPLES - 0.0%(3)
Foods - 0.0% (3)
TreeHouse Foods, Inc. (2)	3,500	65,520

FINANCIAL SERVICES - 14.1%
Finance Companies - 0.4%
Assured Guaranty Ltd.	274,700	6,974,633

Financial Data Processing Services & Systems - 0.3%
Hypercom Corporation (2)	887,200	5,669,208

Financial Miscellaneous - 3.5%
Stewart Information Services Corporation (1)	1,256,800	61,168,456

Insurance: Multi-Line - 5.5%
Hilb Rogal and Hobbs Company	1,520,000	58,535,200
Hub International Limited (4)	579,100	14,940,780
PICO Holdings, Inc. (1)(2)	692,300	22,333,598

		95,809,578

Insurance: Property-Casualty - 1.0%
Arch Capital Group Ltd. (2)	124,400	6,810,900
IPC Holdings, Ltd.	392,500	10,746,650

		17,557,550

Investment Management Companies - 1.8%
Capital Southwest Corporation	156,600	14,172,300
GAMCO Investors, Inc.	378,500	16,476,105

		30,648,405

Real Estate Investment Trusts (REIT) - 1.6%
Annaly Mortgage Management, Inc.	1,043,900	11,420,266
Cousins Properties Incorporated	299,200	8,467,360
Eagle Hospitality Properties Trust, Inc. (1)	912,400	6,961,612

		26,849,238

HEALTHCARE - 2.0%
Electronics: Medical Systems - 0.7%
Analogic Corporation	251,200	12,019,920
Datascope Corp.	21,300	703,965

		12,723,885

Medical & Dental Instruments & Supplies - 0.9%
CONMED Corporation (2)	146,900	3,475,654
National Dentex Corporation (1)(2)	410,400	9,250,416
VIASYS Healthcare Inc. (2)	122,900	3,158,530

		15,884,600

Medical Services - 0.4%
America Service Group Inc. (2)	415,700	6,593,002

MATERIALS & PROCESSING - 11.0%
Agriculture Fishing & Ranching - 0.9%
Delta and Pine Land Company	707,600	16,281,876

Building Materials - 1.7%
Simpson Manufacturing Co., Inc.	800,500	29,098,175

Building: Miscellaneous - 0.3%
Griffon Corporation (2)	243,900	5,807,259

Chemicals - 2.4%
Albemarle Corporation	597,900	22,929,465
NewMarket Corporation (2)	503,900	12,325,394
Octel Corp.	390,200	6,348,554

		41,603,413

Copper - 1.1%
Mueller Industries, Inc.	681,900	18,697,698

Diversified Materials & Processing - 0.5%
Acuity Brands, Inc.	292,300	9,295,140

Engineering & Contracting Services - 0.7%
Dycom Industries, Inc. (2)	557,200	12,258,400

Metal Fabricating - 2.6%
Lone Star Technologies, Inc. (2)	364,400	18,824,904
Quanex Corporation	232,650	11,625,520
Superior Essex Inc. (2)	694,700	14,005,152

		44,455,576

Steel - 0.8%
Schnitzer Steel Industries, Inc., Class A	473,800	14,493,542

OTHER ENERGY - 14.0%
Energy Equipment - 0.4%
Global Power Equipment Group Inc. (2)	1,332,800	6,024,256

Energy Miscellaneous - 0.5%
Penn Virginia Corporation	157,500	9,040,500

Machinery: Oil Well Equipment & Services - 0.5%
Superior Energy Services, Inc. (2)	430,600	9,064,130

Oil: Crude Producers - 12.5%
Cabot Oil & Gas Corporation	384,225	17,328,548
Carrizo Oil & Gas, Inc. (2)	148,900	3,679,319
Cimarex Energy Co. (2)	1,029,700	44,287,397
Forest Oil Corporation (2)	237,858	10,839,189
Plains Exploration & Production Company (2)	1,110,293	44,111,941
Remington Oil and Gas Corporation (2)	335,900	12,260,350
St. Mary Land & Exploration Company	1,222,100	44,985,501
Stone Energy Corporation (2)	828,900	37,739,817

		215,232,062

Utilities: Gas Pipelines - 0.1%
TransMontaigne Inc. (2)	348,900	2,302,740

PRODUCER DURABLES - 3.9%
Electrical Equipment & Components - 1.7%
General Cable Corporation (2)	1,060,100	20,883,970
The Genlyte Group Incorporated (2)	150,600	8,067,642

		28,951,612

Production Technology Equipment - 0.8%
LTX Corporation (2)	2,215,600	9,970,200
Orbotech Ltd. (2)(4)	51,900	1,244,043
Ultratech Inc. (2)	176,400	2,896,488

		14,110,731

Telecommunications Equipment - 1.4%
Belden CDT Inc.	1,000,500	24,442,215

TECHNOLOGY - 11.9%
Communications Technology - 1.9%
Black Box Corporation	267,400	12,669,412
CSG Systems International, Inc. (2)	504,700	11,264,904
TIBCO Software Inc. (2)	1,146,000	8,560,620

		32,494,936

Computer Services Software & Systems - 7.7%
Altiris, Inc. (2)	1,283,600	21,680,004
Borland Software Corporation (2)	1,409,200	9,202,076
CIBER, Inc. (2)	1,379,800	9,106,680
Gartner, Inc. (2)	1,292,500	16,673,250
Keane, Inc. (2)	1,365,900	15,038,559
Lawson Software, Inc. (2)	3,366,800	24,745,980
Manhattan Associates, Inc. (2)	800,300	16,390,144
Open Text Corporation (2)(4)	579,100	8,171,101
webMethods, Inc. (2)	1,556,600	12,001,386

		133,009,180

Computer Technology - 1.3%
Advanced Digital Information Corporation (2)	1,921,200	18,808,548
Imation Corp.	71,000	3,270,970

		22,079,518

Electronics: Semi-Conductors/Components - 0.5%
Actel Corporation (2)	644,400	8,203,212

Scientific Equipment & Suppliers - 0.5%
Newport Corporation (2)	573,400	7,763,836

UTILITIES - 2.0%
Utilities: Electrical - 0.8%
El Paso Electric Company (2)	650,500	13,686,520

Utilities: Gas Distributors - 0.5%
SEMCO Energy, Inc. (2)	1,402,340	7,881,151

Utilities: Telecommunications - 0.7%
IDT Corporation, Class B (2)	547,800	6,409,260
IDT Corporation, Class C (2)	529,400	6,119,864

		12,529,124

Total common stocks (Cost $1,366,726,790)		1,643,746,886

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with State Street Bank and Trust Company, 3.90%, dated 12/30/05, due 1/3/06, maturity value $86,756,578, collateralized by $88,453,642 market value Federal Home Loan Mortgage Corporation Note, 2.875%, due 5/15/07 (Cost $86,719,000)	$86,719,000	86,719,000

Total investments - 100.1% (Cost $1,453,445,790)		1,730,465,886
Other assets less liabilities - (0.1%)		(1,635,747)

Total net assets - 100% (5)		$1,728,830,139

(1)	Affiliated company as defined by the Investment Company Act of 1940. See Note (G) in Notes to Form NQ.
(2)	Non-income producing security.
(3)	Represents less than 0.1% of total net assets.
(4)	The Fund considers the issuer to be from outside of the United States. The security trades on a U.S. exchange. Please see the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Issuer Country
Hub International Limited	Canada
Open Text Corporation	Canada
Orbotech Ltd.	Israel

(5)	Percentages for the various classifications relate to total net assets.

ARTISAN FUNDS, INC.

Notes to Form NQ – December 31, 2005 (Unaudited)

(A)	Organization:

As of December 31, 2005, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of seven open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name

Artisan International Fund (“International Fund” or “International”)

Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)

Artisan International Value Fund (“International Value Fund” or “International Value”)

Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)

Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)

Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)

Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

International Fund, International Small Cap Fund and International Value Fund generally invest a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds has the ability to invest in securities principally traded outside the U.S., but did not do so during the three months ended December 31, 2005. The foreign markets in which the Funds may invest are sometimes open on days when the NYSE is not open and the Funds do not calculate their NAVs, and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Funds calculate their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government) or a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more United States securities indexes. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities results in either a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether local market closing prices continue to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund or to the information presented.

(C)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Repurchase agreements are recorded at cost plus accrued interest and are collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral is held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would suffer a loss.

(D)	Foreign currency translation:

Values of investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(E)	Investment transactions:

Securities transactions are recorded on trade date. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2005 were as follows:

Fund	Security Purchases	Security Sales
International	$1,370,745,275	$1,577,906,724
International Small Cap	121,994,316	108,242,700
International Value	116,438,075	89,410,667
Mid Cap	1,256,023,186	1,460,329,506
Mid Cap Value	272,873,270	203,443,956
Small Cap	317,690,576	264,624,551
Small Cap Value	194,834,233	174,955,713

(F)	Information for Federal income tax purposes:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
International	$9,144,693,611	$3,093,865,988	$(152,111,858)	$2,941,754,130
International Small Cap	585,160,815	248,834,043	(8,944,299)	239,889,744
International Value	588,863,782	83,835,407	(15,858,293)	67,977,114
Mid Cap	4,744,371,856	1,269,055,796	(41,112,352)	1,227,943,444
Mid Cap Value	2,544,294,130	261,595,010	(82,966,449)	178,628,561
Small Cap	1,086,124,673	133,650,399	(48,133,319)	85,517,080
Small Cap Value	1,455,212,345	350,339,463	(75,085,922)	275,253,541

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions, including wash sale loss deferrals and passive foreign investment company transactions.

(G)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2005. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the three months ended December 31, 2005.

Fund	Security	As of 9/30/05	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income (1)	As of 12/31/05
		Share Balance					Share Balance	Value
	International
	Credit Saison Co., Ltd. (2)	8,952,300	$6,592,410	$11,770,011	$1,588,837	$—	8,807,200	$439,855,921
	Stolt Offshore S.A. (3)(4)	7,851,500	20,763,931	—	—	—	9,819,700	114,211,318

	International Small Cap
	FINETEC Corporation	971,391	$—	$—	$—	$—	971,391	$9,462,087
	Stolt Offshore S.A. (3)(4)	872,900	—	—	—	—	872,900	10,152,557

	International Value
	Pfeiffer Vacuum Technology AG	467,396	$2,875,813	$—	$—	$—	522,992	$28,587,087

	Mid Cap
	Marvel Entertainment, Inc. (3)(4)	1,769,000	$8,989,830	$253,099	$13,461	$—	2,280,400	$37,352,952

	Mid Cap Value
	Furniture Brands International, Inc.	3,386,900	$—	$9,561,043	$(2,956,503)	$451,230	3,008,200	$67,173,106
	Marvel Entertainment, Inc. (3)(4)	2,176,600	9,802,989	—	—	—	2,796,300	45,803,394
	Rent-A-Center, Inc. (3)(4)	2,776,400	2,030,276	—	—	—	2,891,900	54,541,234
	Zale Corporation (4)	1,888,800	7,913,783	—	—	—	2,192,600	55,143,890

	Small Cap
	Global Power Equipment Group Inc. (2)(4)	1,224,700	$250,468	$5,280,284	$(2,744,692)	$—	694,200	$3,137,784
	Stratasys Inc. (3)(4)	415,500	2,752,589	—	—	—	527,400	13,190,274

	Small Cap Value
	AMN Healthcare Services, Inc. (4)	1,579,100	$2,568,270	$—	$—	$—	1,742,700	$34,470,606
	DiamondCluster International, Inc. (3)(4)	1,548,000	1,571,115	—	—	—	1,771,800	14,068,092
	Eagle Hospitality Properties Trust, Inc. (3)	689,200	1,765,524	—	—	159,670	912,400	6,961,612
	Furniture Brands International, Inc.	1,942,800	1,088,537	—	—	291,420	1,993,000	44,503,690
	Global Power Equipment Group Inc. (2)(4)	1,332,000	3,706	—	—	—	1,332,800	6,024,256
	Kellwood Company	1,786,450	2,946,039	—	—	294,472	1,907,350	45,547,518
	Marvel Entertainment, Inc. (3)(4)	—	8,163,626	—	—	—	577,500	9,459,450
	Medical Staffing Network Holdings, Inc. (3)(4)	1,510,300	151,138	—	—	—	1,539,500	8,267,115
	Movie Gallery, Inc.	2,081,900	6,593	—	—	—	2,083,000	11,685,630
	National Dentex Corporation (4)	359,400	1,170,718	—	—	—	410,400	9,250,416
	PICO Holdings, Inc. (4)	688,000	297,559	88,880	77,727	—	692,300	22,333,598
	Rent-A-Center, Inc. (3)(4)	841,700	4,928,810	—	—	—	1,092,200	20,598,892
	Stewart Information Services Corporation	1,222,900	1,587,321	—	—	941,475	1,256,800	61,168,456
	Superior Industries International, Inc.	1,463,900	710,304	—	—	234,224	1,496,700	33,316,542
	Zale Corporation (4)	1,573,000	2,395,286	—	—	—	1,658,700	41,716,305

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of December 31, 2005.
(3)	Issuer was not an affiliate as of September 30, 2005.
(4)	Non-income producing security.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer
Date:	February 22, 2006

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer
Date:	February 22, 2006